Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 295.4	€ 298.2
Depreciation	39.3	35.9	€ 43.3
Impairment	0.0	(0.3)	(1.4)
Property, plant and equipment	348.8	295.4	298.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	363.1	343.6
Acquisitions through business combinations	61.3
Additions	36.5	38.0
Disposals	(4.0)	(1.2)
Effect of movements in foreign exchange	(5.9)	(17.3)
Property, plant and equipment	451.0	363.1	343.6
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(67.7)	(45.4)
Effect of movements in foreign exchange	4.8	13.9
Depreciation	39.3	35.9
Impairment		0.3
Property, plant and equipment	(102.2)	(67.7)	(45.4)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	109.2	104.7
Property, plant and equipment	137.5	109.2	104.7
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	117.4	110.5
Acquisitions through business combinations	32.7
Additions	6.7	11.6
Disposals	(3.5)	(0.1)
Effect of movements in foreign exchange	(1.5)	(4.6)
Property, plant and equipment	151.8	117.4	110.5
Land and buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(8.2)	(5.8)
Effect of movements in foreign exchange	1.1	3.7
Depreciation	7.2	6.1
Impairment		0.0
Property, plant and equipment	(14.3)	(8.2)	(5.8)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	185.1	191.9
Property, plant and equipment	204.7	185.1	191.9
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	242.5	230.3
Acquisitions through business combinations	28.1
Additions	24.5	26.0
Disposals	(0.5)	(1.1)
Effect of movements in foreign exchange	(4.4)	(12.7)
Property, plant and equipment	290.2	242.5	230.3
Plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(57.4)	(38.4)
Effect of movements in foreign exchange	3.6	10.2
Depreciation	31.7	28.9
Impairment		0.3
Property, plant and equipment	(85.5)	(57.4)	(38.4)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1.1	1.6
Property, plant and equipment	6.6	1.1	1.6
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3.2	2.8
Acquisitions through business combinations	0.5
Additions	5.3	0.4
Disposals	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Property, plant and equipment	9.0	3.2	2.8
Computer equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2.1)	(1.2)
Effect of movements in foreign exchange	0.1	0.0
Depreciation	0.4	0.9
Impairment		0.0
Property, plant and equipment	€ (2.4)	€ (2.1)	€ (1.2)